Expense Example - Davidson Multi-Cap Equity Fund	Oct. 28, 2024 USD ($)
Davidson Multi-Cap Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 463
Expense Example, with Redemption, 3 Years	725
Expense Example, with Redemption, 5 Years	1,007
Expense Example, with Redemption, 10 Years	1,810
Davidson Multi-Cap Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,226